Condensed Consolidated Interim Statements Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member] Predecessor [Member] NPS Holdings Limited [Member]	Common Stock [Member] Successor [Member]	Redeemable Convertible Shares [Member] Predecessor [Member] NPS Holdings Limited [Member]	Additional Paid-In Capital [Member] Predecessor [Member] NPS Holdings Limited [Member]	Additional Paid-In Capital [Member] Successor [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member] NPS Holdings Limited [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member]	Retained Earnings (Accumulated Deficit) [Member] Predecessor [Member] NPS Holdings Limited [Member]	Retained Earnings (Accumulated Deficit) [Member] Successor [Member]	Total Shareholders' Equity [Member] Predecessor [Member]	Non-controlling Interests [Member] Predecessor [Member] NPS Holdings Limited [Member]	Non-controlling Interests [Member] Successor [Member]	Total Shareholders' Equity [Member] Predecessor [Member] NPS Holdings Limited [Member]	Total Shareholders' Equity [Member] Predecessor [Member]	Total Shareholders' Equity [Member] Successor [Member]	Predecessor [Member] NPS Holdings Limited [Member]	Successor [Member]	Total
Balance at beginning at Dec. 31, 2017	$ 342,250		$ 27,750	$ 3,345		$ (436)		$ 18,480			$ (1,960)		$ 391,389	$ 389,429
Balance at beginning, shares at Dec. 31, 2017	342,250,000		27,750,000
Foreign currency translation adjustments						(16)				$ (16)			(16)			$ (16)
Conversion of redeemable shares	$ 6,275		$ (6,275)
Conversion of redeemable shares, shares	6,274,566		(6,274,566)
Dividends paid								(48,210)		(48,210)			(48,210)
Amount of provision for Zakat								(766)		(766)			(766)
Net income (loss)								7,617		$ 6,736	(881)		7,617			$ 6,736
Balance at end at Jun. 06, 2018	$ 348,525	$ 56,602	$ 21,475	3,345		(452)		(22,879)	$ (4,611)		(2,841)		350,014	347,173	$ 51,991			$ 51,991
Balance at end, shares at Jun. 06, 2018	348,524,566	11,730,425	21,475,434
Shares issued to acquire NPS, shares																	70,557,580
Shares issued for IPO underwriting fees, shares																	16,867,265
Balance at end at Jun. 30, 2018	$ 348,525	$ 801,546	$ 21,475	3,345		(435)		(24,294)	(7,362)		(2,300)	(2,165)	348,616	346,316	794,184			792,019
Balance at end, shares at Jun. 30, 2018	348,524,566	85,562,769	21,475,434
Balance at beginning at Jun. 06, 2018	$ 348,525	$ 56,602	$ 21,475	3,345		(452)		(22,879)	(4,611)		(2,841)		350,014	347,173	51,991			51,991
Balance at beginning, shares at Jun. 06, 2018	348,524,566	11,730,425	21,475,434
Foreign currency translation adjustments
Reclassification of shares previously subject to redemption		$ 165,188													165,188			165,188
Reclassification of shares previously subject to redemption, shares		16,921,700
Redeemed shares		$ (19,379)													(19,379)			(19,379)
Redeemed shares, shares		(1,916,511)
Shares issued to acquire NPS		$ 255,537													255,537			255,537
Shares issued to acquire NPS, shares		25,077,277
Shares issued to acquire GES		$ 288,848													288,848			288,848
Shares issued to acquire GES, shares		28,346,229
Shares issued to related party for loan fee and transaction costs		$ 2,719													2,719			2,719
Shares issued to related party for loan fee and transaction costs, shares		266,809
Shares issued to Backstop Investor		$ 48,294													48,294			48,294
Shares issued to Backstop Investor, shares		4,829,375
Shares issued for IPO underwriting fees		$ 3,737													3,737			3,737
Shares issued for IPO underwriting fees, shares		307,465
Shares issued through Restricted Stock Units					331										331			331
Business combination non-controlling interest												(951)						(951)
Non-controlling interest												3,042						3,043
Acquisition of non-controlling interest during the period									994			(994)			994
Other
Net income (loss)									12,362			(172)			12,362		12,190	12,190
Balance at end at Sep. 30, 2018		$ 801,546			331				8,745			925			810,622			811,547
Balance at end, shares at Sep. 30, 2018		85,562,769
Balance at beginning at Jun. 30, 2018	$ 348,525	$ 801,546	$ 21,475	$ 3,345		$ (435)		$ (24,294)	(7,362)		$ (2,300)	(2,165)	$ 348,616	$ 346,316	794,184			792,019
Balance at beginning, shares at Jun. 30, 2018	348,524,566	85,562,769	21,475,434
Foreign currency translation adjustments
Reclassification of shares previously subject to redemption
Reclassification of shares previously subject to redemption, shares
Redeemed shares
Redeemed shares, shares
Shares issued to acquire NPS
Shares issued to acquire NPS, shares
Shares issued to acquire GES
Shares issued to acquire GES, shares
Shares issued to related party for loan fee and transaction costs
Shares issued to related party for loan fee and transaction costs, shares
Shares issued to Backstop Investor
Shares issued to Backstop Investor, shares
Shares issued for IPO underwriting fees
Shares issued for IPO underwriting fees, shares
Shares issued through Restricted Stock Units					331										331			331
Business combination non-controlling interest
Non-controlling interest												3,042						3,042
Acquisition of non-controlling interest during the period
Other									(3)			1			(3)			(2)
Other, shares
Net income (loss)									16,110			47			16,110		16,157	16,157
Balance at end at Sep. 30, 2018		$ 801,546			331				8,745			925			810,622			811,547
Balance at end, shares at Sep. 30, 2018		85,562,769
Balance at beginning at Dec. 31, 2018		$ 801,546			1,034		$ 48		28,297			67			830,924			830,991
Balance at beginning, shares at Dec. 31, 2018		85,562,769
Foreign currency translation adjustments																	(19)
Acquisition of non-controlling interest during the period					67							(67)			67
Stock-based Compensation					4,057										4,057			4,057
Vesting of restricted share units, shares		250,310
Other					3		(19)								(16)			(16)
Other, shares		33,796
NPS equity earn-out					10,480										10,480			10,480
NPS equity earn-out, shares		1,300,214
Net income (loss)									35,138						35,138		35,640	35,138
Balance at end at Sep. 30, 2019		$ 801,545			15,641		29		63,435						880,650			881,152
Balance at end, shares at Sep. 30, 2019		87,147,089
Balance at beginning at Jun. 30, 2019		$ 801,545			13,698		29		52,827						868,099			868,099
Balance at beginning, shares at Jun. 30, 2019		86,896,779
Foreign currency translation adjustments
Stock-based Compensation					1,944										1,944			1,944
Vesting of restricted share units, shares		250,310
Other					(1)										(1)			(1)
Other, shares
Net income (loss)									10,608						10,608		$ 11,110	10,608
Balance at end at Sep. 30, 2019		$ 801,545			$ 15,641		$ 29		$ 63,435						$ 880,650			$ 881,152
Balance at end, shares at Sep. 30, 2019		87,147,089